Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2060 Fund
December 31, 2022
Z60-NPRT3-0323
1.9884253.105
Domestic Equity Funds - 49.1%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	98,219	980,221
Fidelity Series Commodity Strategy Fund (a)	644	67,886
Fidelity Series Large Cap Growth Index Fund (a)	45,745	618,924
Fidelity Series Large Cap Stock Fund (a)	41,477	685,619
Fidelity Series Large Cap Value Index Fund (a)	92,370	1,273,775
Fidelity Series Small Cap Opportunities Fund (a)	26,720	311,828
Fidelity Series Small Capital Core Fund (a)	227	2,222
Fidelity Series Value Discovery Fund (a)	31,849	470,096
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,650,628)		4,410,571

International Equity Funds - 41.0%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	20,026	262,944
Fidelity Series Emerging Markets Fund (a)	16,084	124,490
Fidelity Series Emerging Markets Opportunities Fund (a)	71,768	1,121,016
Fidelity Series International Growth Fund (a)	40,966	584,174
Fidelity Series International Index Fund (a)	23,758	243,518
Fidelity Series International Small Cap Fund (a)	12,189	180,888
Fidelity Series International Value Fund (a)	58,054	582,283
Fidelity Series Overseas Fund (a)	53,662	582,764
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,808,974)		3,682,077

Bond Funds - 8.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	6,996	53,871
Fidelity Series Corporate Bond Fund (a)	1,096	9,764
Fidelity Series Emerging Markets Debt Fund (a)	1,721	12,634
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	469	4,075
Fidelity Series Floating Rate High Income Fund (a)	1,030	9,044
Fidelity Series Government Bond Index Fund (a)	1,580	14,411
Fidelity Series International Credit Fund (a)	5	35
Fidelity Series Investment Grade Bond Fund (a)	1,503	14,800
Fidelity Series Investment Grade Securitized Fund (a)	1,165	10,341
Fidelity Series Long-Term Treasury Bond Index Fund (a)	103,472	606,345
Fidelity Series Real Estate Income Fund (a)	2,393	22,590
TOTAL BOND FUNDS (Cost $830,118)		757,910

Short-Term Funds - 1.4%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 4.35% (a)(b)	35,597	35,597
Fidelity Series Short-Term Credit Fund (a)	385	3,677
Fidelity Series Treasury Bill Index Fund (a)	8,428	83,860
TOTAL SHORT-TERM FUNDS (Cost $123,169)		123,134

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $9,412,889)	8,973,692
NET OTHER ASSETS (LIABILITIES) - 0.0%	1
NET ASSETS - 100.0%	8,973,693

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	329	61,876	5,195	3,485	(442)	(2,697)	53,871
Fidelity Series Blue Chip Growth Fund	35,135	1,227,261	158,607	31,844	(8,206)	(115,362)	980,221
Fidelity Series Canada Fund	10,833	349,135	73,763	8,362	(3,837)	(19,424)	262,944
Fidelity Series Commodity Strategy Fund	4,920	236,012	82,815	71,541	(72,783)	(17,448)	67,886
Fidelity Series Corporate Bond Fund	366	17,156	7,754	53	(50)	46	9,764
Fidelity Series Emerging Markets Debt Fund	1,670	20,542	9,028	404	(356)	(194)	12,634
Fidelity Series Emerging Markets Debt Local Currency Fund	547	6,767	3,308	-	(85)	154	4,075
Fidelity Series Emerging Markets Fund	4,644	156,885	26,040	3,171	(1,591)	(9,408)	124,490
Fidelity Series Emerging Markets Opportunities Fund	42,527	1,391,750	224,861	26,807	(14,265)	(74,135)	1,121,016
Fidelity Series Floating Rate High Income Fund	327	15,736	6,842	320	(109)	(68)	9,044
Fidelity Series Government Bond Index Fund	530	28,972	15,032	45	(26)	(33)	14,411
Fidelity Series Government Money Market Fund 4.35%	-	63,439	27,842	339	-	-	35,597
Fidelity Series High Income Fund	1,990	9,416	11,364	25	(104)	62	-
Fidelity Series International Credit Fund	39	3	-	2	-	(7)	35
Fidelity Series International Developed Markets Bond Index Fund	-	524	513	-	(11)	-	-
Fidelity Series International Growth Fund	21,662	699,822	125,003	20,132	(2,706)	(9,601)	584,174
Fidelity Series International Index Fund	9,201	283,634	46,826	6,421	(1,849)	(642)	243,518
Fidelity Series International Small Cap Fund	6,754	204,307	17,636	10,815	(1,047)	(11,490)	180,888
Fidelity Series International Value Fund	21,872	689,557	119,740	19,619	(6,019)	(3,387)	582,283
Fidelity Series Investment Grade Bond Fund	559	29,846	15,575	83	(50)	20	14,800
Fidelity Series Investment Grade Securitized Fund	380	18,599	8,689	45	6	45	10,341
Fidelity Series Large Cap Growth Index Fund	22,158	726,311	86,436	7,769	(2,635)	(40,474)	618,924
Fidelity Series Large Cap Stock Fund	24,697	816,370	119,501	40,068	(6,384)	(29,563)	685,619
Fidelity Series Large Cap Value Index Fund	47,316	1,493,877	227,200	45,624	(9,412)	(30,806)	1,273,775
Fidelity Series Long-Term Treasury Bond Index Fund	17,660	755,407	93,821	9,073	(7,387)	(65,514)	606,345
Fidelity Series Overseas Fund	21,778	696,873	131,795	10,566	(4,265)	173	582,764
Fidelity Series Real Estate Income Fund	1,071	33,729	8,838	1,898	(658)	(2,714)	22,590
Fidelity Series Short-Term Credit Fund	-	3,653	-	14	-	24	3,677
Fidelity Series Small Cap Opportunities Fund	11,884	365,606	52,835	15,150	(2,300)	(10,527)	311,828
Fidelity Series Small Capital Core Fund	-	2,222	-	-	-	-	2,222
Fidelity Series Treasury Bill Index Fund	-	87,613	3,689	728	(4)	(60)	83,860
Fidelity Series Value Discovery Fund	17,481	558,190	93,885	24,461	(2,521)	(9,169)	470,096
	328,330	11,051,090	1,804,433	358,864	(149,096)	(452,199)	8,973,692

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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